CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total Revenues	$ 4,952,185	$ 1,070,680	$ 7,280,885	$ 7,471,198
COST OF REVENUES:
Total Cost of Revenues	3,638,526	976,048	6,811,670	6,162,317
GROSS MARGIN	1,313,659	94,632	469,215	1,308,881
OPERATING EXPENSES:
Sales and marketing	294,975	553,486	2,138,431	1,493,309
Research and development	424,431	382,142	1,531,390	1,812,951
General and administration	2,383,881	1,920,050	7,782,920	9,449,187
Total Operating Expenses	3,103,287	2,855,678	11,452,741	12,755,447
LOSS FROM OPERATIONS	(1,789,628)	(2,761,046)	(10,983,526)	(11,446,566)
OTHER INCOME (EXPENSES):
Interest expense	(322,577)	(445)	(286,114)	(7,159)
Change in fair value of warrant liabilities			245,980
Gain on extinguishment of warrant liabilities			379,626
Other income, net	32,542	9,182	(120,423)	212,007
Total Other Income (Expenses), net	(290,035)	8,737	219,069	204,848
NET LOSS	$ (2,079,663)	$ (2,752,309)	$ (10,764,457)	$ (11,241,718)
Basic Net Loss Per Share	$ (0.18)	$ (0.38)	$ (1.39)	$ (1.56)
Diluted Net Loss Per Share	$ (0.18)	$ (0.38)	$ (1.39)	$ (1.56)
Weighted Average Shares-Basic	11,390,016	7,306,949	7,736,281	7,204,177
Weighted Average Shares-Diluted	11,390,016	7,306,949	7,736,281	7,204,177
Technology Service [Member]
REVENUES:
Total Revenues	$ 64,684	$ 269,855	$ 2,252,357	$ 3,618,022
COST OF REVENUES:
Total Cost of Revenues	232,264	583,437	2,818,078	4,352,247
Service, Other [Member]
REVENUES:
Total Revenues	972,751	800,825	5,028,528	3,853,176
COST OF REVENUES:
Total Cost of Revenues	748,194	392,611	$ 3,993,592	$ 1,810,070
Services And Consulting Related Parties [Member]
REVENUES:
Total Revenues	3,914,750
COST OF REVENUES:
Total Cost of Revenues	$ 2,658,068